Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Company's Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2015, 2014, and 2013 is as follows.

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Contractual Term in Years

Balance at December 31, 2013	24,183	392.44	—	0.00
Granted	5,510,035	1.62
Expired	(12,677)	436.48	—	—
Balance at December 31, 2014	5,521,541	2.33	344	6.67
Granted	—	—	—	—
Forfeited and canceled	(1,950,411)	1.61
Expired	(4,236)	357.23	—	—
Balance at December 31, 2015	3,566,894	$2.31	$760	5.68
Options exercisable at
December 31, 2015	1,384,633	$3.35	$302	5.67

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Weighted-average valuation assumptions:	2014
Expected dividend yield	—%
Expected volatility	73.77%
Expected term (years)	4.75
Risk-free interest rate	1.56%
Grant-date fair value	$1.62

Non-vested Shares and Restricted Stock Unit Activity and Related Information
A summary of the Company’s unvested restricted stock unit activity and related information for the years ended December 31, 2015, 2014, and 2013 is as follows.

	Number of Unvested Awards	Weighted-Average Grant Date Fair Value

Balance at December 31, 2013	1,860,930	1.32
Granted	1,721,612	1.64
Vested	(672,782)	1.37
Forfeited and canceled	(787,199)	1.27
Balance at December 31, 2014	2,122,561	1.57
Granted	326,429	1.97
Vested	(1,007,354)	1.59
Forfeited and canceled	(487,602)	1.61
Balance at December 31, 2015	954,034	$1.66

Stock-Based Compensation Expense
Share-based compensation expense recognized in the consolidated statements of operations for the years ended December 31, 2015, 2014, and 2013 was as follows.

(in thousands)	2015	2014	2013
Expense recognized:
Related to stock options	$1,067	$515	$24
Related to restricted stock units	1,071	1,015	1,056
Related tax benefit	(87)	—	—